Related Parties Related Party Debt - Prophase Loans (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2023	Sep. 12, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Oct. 13, 2024	Oct. 12, 2024	Sep. 29, 2024	Sep. 24, 2024	Sep. 14, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 01, 2024	Jun. 01, 2024	May 31, 2024	Apr. 01, 2024	Mar. 06, 2024	Feb. 26, 2024	Dec. 11, 2023	Sep. 07, 2023
Related Parties Related Party Debt
Amount borrowed			$ 1,442,500		$ 1,442,500			$ 19,973,000
Loan repaid					1,300,000
Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed							$ 16,050,000	19,973,000
Loan repaid							3,856,000
Prophase Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed							0
Prophase Loan | Maximum | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed								100,000
Related party
Related Parties Related Party Debt
Amount borrowed			1,442,500		1,442,500			19,973,000
Related party | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed							16,050,000	19,973,000
Related party | Prophase Loan
Related Parties Related Party Debt
Interest expense relating to loan			11,385	$ 24,179	65,687	$ 41,842
Related party | Prophase Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed							$ 0	1,600,000														$ 200,000
Loan repaid	$ 200,000	$ 100,000
Related party | Prophase Loan | Amount loaned immediately | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed																							$ 100,000
Related party | Prophase Loan | Amount loaned within one month | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed																							$ 200,000
Related party | Prophase February 2024 Loan
Related Parties Related Party Debt
Amount borrowed			31,500		31,500			200,000													$ 200,000
Interest rate																					6.00%
Related party | Prophase February 2024 Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed								200,000													$ 200,000
Interest rate																					6.00%
Related party | Prophase March 2024 Loan
Related Parties Related Party Debt
Amount borrowed			250,000		250,000			250,000												$ 250,000
Interest rate																				6.00%
Related party | Prophase March 2024 Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed								250,000												$ 300,000
Interest rate																				6.00%
Related party | Prophase April 2024 Loan
Related Parties Related Party Debt
Amount borrowed								250,000											$ 250,000
Interest rate																			6.00%
Related party | Prophase April 2024 Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed								250,000											$ 300,000
Interest rate																			6.00%
Related party | Prophase May 2024 Loans
Related Parties Related Party Debt
Amount borrowed			240,000		240,000			790,000								$ 520,000	$ 270,000	$ 790,000
Interest rate																		6.00%
Related party | Prophase May 2024 Loans | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed								790,000								$ 500,000	$ 300,000	$ 800,000
Interest rate																		6.00%
Related party | Prophase July 2024 Loans
Related Parties Related Party Debt
Amount borrowed			83,000		83,000			83,000			$ 50,000	$ 3,000	$ 30,000		$ 83,000
Interest rate															6.00%
Related party | Prophase July 2024 Loans | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed								83,000			$ 50,000	$ 3,000	$ 30,000		$ 83,000
Interest rate															6.00%
Related party | Prophase August 2024 Loans
Related Parties Related Party Debt
Amount borrowed			$ 50,000		$ 50,000			50,000	$ 20,000	$ 30,000				$ 50,000
Interest rate														6.00%
Related party | Prophase August 2024 Loans | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed								$ 50,000	$ 20,000	$ 30,000				$ 50,000
Interest rate														6.00%